OTHER RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)
Other receivables, net
Rental and other deposits	¥ 26,418	¥ 39,697
Staff advance	13,890	15,742
Unreceived disposal consideration		93,988
Others	1,578	46,830
Other receivables, Gross	41,886	196,257
Less: provision for credit losses	(26,541)	(30,251)	¥ (20,980)
Other receivables, net, Total	15,345	166,006		$ 2,234
Unreceived consideration						¥ 84,300
Allowance for doubtful accounts receivables
Beginning balance of the period	(30,251)	(20,980)	(51,666)
Addition	(12,400)	(3,494)	(1,104)
Write-off	16,110	679	31,790
Reclassified from amounts due from related parties		(6,456)
Ending balance of the period	¥ (26,541)	¥ (30,251)	¥ (20,980)
Salvage car related business
Other receivables, net
Total consideration					¥ 9,700